General Information - Summary of Percentage of Company's Revenues (Detail) - Revenue Benchmark [Member] - Revenue from Rights Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	34.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	16.00%	12.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	0.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	21.00%
Charterer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	14.00%
Charterer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	15.00%	0.00%
Charterer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	15.00%	0.00%
Charterer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	15.00%	0.00%
Charterer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	0.00%	0.00%
Charterer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	0.00%	0.00%